IMPAIRMENTS AND IMPAIRMENT REVERSALS - Mineral Property Impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Total mineral property impairments	$ (356.5)	$ (615.1)
Total mineral property impairments for operating mines	(256.9)	(711.3)
Total mineral property (impairment)/reversal for non-operating mines	(99.6)	96.2
Gualcamayo
Disclosure of impairment loss and reversal of impairment loss [line items]
Total mineral property impairments	(256.9)	0.0
Net Book Value	130.8	0.0
Gualcamayo related Argentinian exploration
Disclosure of impairment loss and reversal of impairment loss [line items]
Total mineral property impairments	(99.6)	0.0
Net Book Value	0.0	0.0
El Peñón
Disclosure of impairment loss and reversal of impairment loss [line items]
Total mineral property impairments	0.0	(600.4)
Net Book Value	0.0	763.6
Brio Gold
Disclosure of impairment loss and reversal of impairment loss [line items]
Total mineral property impairments	0.0	(14.7)
Net Book Value	0.0	$ 419.7
Disposal groups classified as held for sale
Disclosure of impairment loss and reversal of impairment loss [line items]
Net assets held for sale	272.1
Disposal groups classified as held for sale | Gualcamayo
Disclosure of impairment loss and reversal of impairment loss [line items]
Net assets held for sale	$ 150.0